100 U.S. Treasury Securities Money Market ETF Expense Example - 100 U.S. Treasury Securities Money Market ETF - ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	$ 205